SUBSEQUENT EVENT (Details) - USD ($)	Dec. 06, 2016	Nov. 11, 2016	Oct. 31, 2015
SUBSEQUENT EVENT (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			16,000
Subsequent Event [Member]
SUBSEQUENT EVENT (Details) [Line Items]
Conversion of Stock, Cash Paid	$ 500,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Conversion of Stock, Amount Issued	$ 3,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	500,000
Subsequent Event [Member] | Warrant [Member]
SUBSEQUENT EVENT (Details) [Line Items]
Conversion of Stock, Description	exercise price equal to 10% below the thirty (30) day volume weighted average closing price of our common stock at closing
Subsequent Event [Member] | Series A Preferred Stock [Member]
SUBSEQUENT EVENT (Details) [Line Items]
Conversion of Stock, Amount Converted		$ 3,500,000
Secured Debenture Due June 1,2017 [Member] | Subsequent Event [Member]
SUBSEQUENT EVENT (Details) [Line Items]
Debt Instrument, Face Amount	$ 1,000,000